Expenses by nature (Tables)	6 Months Ended
Jun. 30, 2024
Expenses by nature [Abstract]
Expenses by Nature
The following table provides the consolidated statement of comprehensive income classification of our expense by nature:

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
	$’000	$’000	$’000	$’000
External research and development expenses	7,876	5,489	14,923	11,314
Employee expenses[1,3]	1,810	1,626	3,358	3,045
Depreciation	5	10	11	20
Other expenses	64	51	121	103
Total research and development expenses	9,755	7,176	18,413	14,482

External costs	2,322	1,839	4,237	4,109
Employee expenses[2,3]	1,069	840	1,950	1,616
Depreciation	73	70	147	137
Total general and administrative expenses	3,464	2,749	6,334	5,862
Total operating expenses	13,219	9,925	24,747	20,344

[1] Included in employee expenses is a share based compensation credit of $0.1 million for the three months ended June 30, 2024, and a share based compensation expense of $0.1 million for the six months ended 30 June 2024, relating to employees in the research and development department (three and six months ended June 30, 2023, expense of $0.2 million and $0.6 million, respectively).

[2] Included in employee expenses is share based compensation credit of $8 thousand for the three months ended June 30, 2024, and a share based compensation expense of $0.1 million for the six months ended 30 June 2024, relating to employees in the general and administrative department (three and six months ended June 30, 2023, $0.2 million and $0.4 million, respectively).